Events after the balance sheet date	6 Months Ended
Jun. 30, 2025
Events after the balance sheet date
Events after the balance sheet date

27. Events after the balance sheet date

From July 1, 2025 to the issuance date of these condensed interim consolidated financial statements, the Group sold 5,086,552 shares at an average price of CHF 0.069 for total gross proceeds of CHF 350,427.